COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES

21 — COMMITMENTS AND CONTINGENCIES

In January 2022, the Turkish customs authority began investigating the importation of scooters and e-bikes into the country. Based on expert advice, the Group management reviewed its import practices and decided to amend its import tax filings related to years 2021 and 2022.

The amendment related to 2022 resulted in additional import tax charges amounting to US$ 954,616 (2021: US$ 793,941) and a fine amounting to US$ 78,991 (2021: US$ 394,029). Together with the fine related to 2021, the Group paid fines amounting to US$ 437,731 in 2022.

The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure. On March 12, 2023 the Law numbered 7440 has entered into force, which provides for a tax amnesty and restructuring certain receivables. Pursuant to the Law numbered 7440, this additional fine of US$ 3,342,549 was included in the scope of the amnesty by the customs authority; therefore, it will not be subject to any payment as described in note 23.

Additionally, in May 2022 the Group Management voluntarily decided to amend the import tax product codes under the higher import tax product code for e-bikes. As a result of the Group Management’s amendment, an additional import tax charge amounting to US$ 338,701 emerged and was recorded in property, plant and equipment accounts accordingly. The Group Management applied for amnesty within the scope of the Law No. 7440 on April 10, 2023 The amendment for the e-bikes was not yet approved by the Customs Authority as of the issuance date of these consolidated financial statements. Until such amendment is approved, there is a possibility that the Customs Authority will reject the application for amnesty. In that case, the Group may face a fine of US$ 1,053,213. Nevertheless, if the Customs Authority rejects the amnesty application the Group management will appeal the rejection decision, which the Management assesses to result in the Group’s favor. Based on these best estimations of the Group Management, since the probability of this fine of US$ 1,053,213 to occur is remote, no provision related to the customs tax amendments has been accrued in these consolidated financial statements as of December 31, 2022.

Galata Acquisition Corp.
COMMITMENTS AND CONTINGENCIES

NOTE 6.     COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,875,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters’ over-allotment option was exercised in full. See Note 1.

In connection with the Public Offering the underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,875,000 in the aggregate). In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.